Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Payments in advance	$ 16,791,154	$ 26,515,825
Other	3,337,753	2,565,824
Insurance	1,612,105	1,621,076
Total other assets	$ 21,741,012	$ 30,702,725